Equipment, Net (Details Narrative) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 18,162	$ 16,084	$ 20,222	$ 21,980